UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                              FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
 [   ]  is a restatement.
 [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    McClain Value Management LLC
Address:               175 Elm Street
                               New Canaan, CT  06840
13F File Number:  28-12710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Phillip C. McClain
Title:                      President
Phone:                  203-966-3197

Signature,  Place, and Date of Signing:

Phillip C. McClain,   New Canaan, Connecticut,  November 1, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

                                                     FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          37
Form 13F Information Table Value Total:          $259246
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 Flowers.Com Inc          COM              68243Q106     2285   985026 SH       Sole                   985026
Alere Inc Com                  COM              01449J105    11935   607365 SH       Sole                   607365
CGI Group Inc                  COM              39945C109     3122   165972 SH       Sole                   165972
Charming Shoppes Inc           COM              161133103     9608  3695202 SH       Sole                  3695202
Christopher & Banks Corp       COM              171046105      860   243642 SH       Sole                   243642
Ciber Inc Com                  COM              17163B102     6138  2025885 SH       Sole                  2025885
Devon Energy Corp              COM              25179M103      863    15571 SH       Sole                    15571
Endeavour Intl Corp            COM              29259G200    12632  1582898 SH       Sole                  1582898
Fidelity Natl Finl             COM              31620R105    21611  1423619 SH       Sole                  1423619
Genon Energy Inc.              COM              37244E107     9586  3448022 SH       Sole                  3448022
ITT Corp New Com               COM              450911201     1361    32407 SH       Sole                    32407
Interpublic Group Cos          COM              460690100     9049  1256854 SH       Sole                  1256854
Kar Auction Services           COM              48238t109     1291   106638 SH       Sole                   106638
Kinder Morgan Mgt LLC          COM              49455U100     9670   164766 SH       Sole                   164766
Leapfrog Enterprises Cl A      COM              52186N106     1157   343322 SH       Sole                   343322
Lifepoint Hosps Inc            COM              53219L109    15697   428414 SH       Sole                   428414
Medical Action Ind Inc Com     COM              58449L100      940   186189 SH       Sole                   186189
Office Depot Inc               COM              676220106     6472  3141947 SH       Sole                  3141947
Owens Illinois Inc Com New     COM              690768403    10903   721093 SH       Sole                   721093
Packaging Corp Amer Com        COM              695156109     9655   414384 SH       Sole                   414384
Pfizer Inc                     COM              717081103    13273   750759 SH       Sole                   750759
Safeway Inc                    COM              786514208    10059   604891 SH       Sole                   604891
Sapient Corporation            COM              803062108     1335   131628 SH       Sole                   131628
Silgan Holdings Inc            COM              827048109    12158   330908 SH       Sole                   330908
Stanley Black & Decker         COM              854502101    10667   217248 SH       Sole                   217248
Staples Inc                    COM              855030102    13056   981670 SH       Sole                   981670
SunCoke Energy                 COM              86722A103     6835   621395 SH       Sole                   621395
Sunoco Inc                     COM              86764P109      863    27833 SH       Sole                    27833
Talbots Inc                    COM              874161102     9075  3361074 SH       Sole                  3361074
Temple Inland Inc              COM              879868107      538    17156 SH       Sole                    17156
Terex Corp                     COM              880779103     6364   620228 SH       Sole                   620228
Tupperware Brands Corp         COM              899896104    11862   220723 SH       Sole                   220723
Unitedhealth Group Inc         COM              91324P102     1062    23035 SH       Sole                    23035
Unum Group                     COM              91529Y106      929    44313 SH       Sole                    44313
Waste Management Inc           COM              94106L109     1181    36268 SH       Sole                    36268
Western Union                  COM              959802109    14064   919818 SH       Sole                   919818
XO Group, Inc.                 COM              983772104     1090   133375 SH       Sole                   133375